                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

               --------------------------------------------------

                         STREETTRACKS INDEX SHARES FUNDS
                      (FORMERLY FRESCO INDEX SHARES FUNDS)

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111

--------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)


                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                               One Lincoln Street
                                Boston, MA 02111
                     (Name and address of agent for service)

                                    Copy to:

                              Stuart Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                            New York, New York 10019



      Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end:  September 30th

Date of reporting period:  March 31, 2006

ITEM 1:  SHAREHOLDER REPORT
                        streetTRACKS(R)
                        Index Shares Funds

                        SEMI-ANNUAL REPORT
                        MARCH 31, 2006

                       [streetTRACKS Logo/semi-annual report]
          STREETTRACKS DOW JONES STOXX 50 FUND -- PERFORMANCE SUMMARY

The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer price on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF MARCH 31, 2006

    -------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN
                                        -------------------------------------------------
                                               NET ASSET                  MARKET
                                                 VALUE                    VALUE
    -------------------------------------------------------------------------------------
      SIX MONTHS ENDED 3/31/06                 8.90%                    8.93%
    -------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06                  16.74%                   16.45%
    -------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/06               99.84%                   100.21%
    -------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          82.57%                   78.00%
    -------------------------------------------------------------------------------------

    -----------------------------------  ------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN
                                         ------------------------------------------------
                                                     DOW JONES STOXX 50 INDEX
                                                 (Broad-Based Comparative Index)
    -------------------------------------------------------------------------------------
      SIX MONTHS ENDED 3/31/06                            9.17%
    -------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06                             17.24%
    -------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/06                          101.50%
    -------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)                     83.93%
    -------------------------------------------------------------------------------------

    -------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURN
                                        -------------------------------------------------
                                               NET ASSET                  MARKET
                                                 VALUE                    VALUE
    -------------------------------------------------------------------------------------
      ONE YEAR ENDED 3/31/06                     16.74%                   16.45%
    -------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/06                 25.96%                   26.04%
    -------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)            19.12%                   18.24%
    -------------------------------------------------------------------------------------

    -----------------------------------  ------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURN
                                         ------------------------------------------------
                                                     DOW JONES STOXX 50 INDEX
                                                 (Broad-Based Comparative Index)
    -------------------------------------------------------------------------------------
      ONE YEAR ENDED 3/31/06                                  17.24%
    -------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/06                              26.31%
    -------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)                         19.37%
    -------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to March 31, 2006.

                                          [streetTRACKS Logo/semi-annual report]
                    STREETTRACKS DOW JONES STOXX 50 FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
STREETTRACKS DOW JONES STOXX 50 FUND (BASED ON NET ASSET VALUE)

[Line Graph]

                                                                   STREETTRACKS DOW JONES         DOW JONES STOXX 50 INDEX - US
                                                                       STOXX 50 FUND                    DOLLAR DENOMINATED
                                                                   ----------------------         -----------------------------
10/15/02                                                                   10000                              10000
12/31/02                                                                   10059                               9978
3/31/03                                                                     9129                               9132
6/30/03                                                                    11098                              11096
9/30/03                                                                    11279                              11287
12/31/03                                                                   13631                              13660
3/31/04                                                                    13384                              13423
6/30/04                                                                    13524                              13552
9/30/04                                                                    13776                              13815
12/31/04                                                                   15710                              15814
3/31/05                                                                    15626                              15695
6/30/05                                                                    15612                              15682
9/30/05                                                                    16751                              16856
12/31/05                                                                   16872                              16994
3/31/06                                                                    18242                              18401

                       [streetTRACKS Logo/semi-annual report]
           STREETTRACKS DOW JONES STOXX 50 FUND -- PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION                   HSBC
                                     HOLDINGS     GLAXOSMITHKLINE
                          BP PLC     PLC          PLC                 TOTAL SA     NOVARTIS AG
    -----------------------------------------------------------------------------------------------------
       MARKET VALUE                  1,720,325    1,411,262           1,385,218    1,173,558
                          $2,118,207
    -----------------------------------------------------------------------------------------------------
       % OF               6.24%      5.07         4.16                4.08         3.46
       NET ASSETS
    -----------------------------------------------------------------------------------------------------

      (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*
[Pie Chart]

AUTOMOBILES & PARTS                                                               1.4
BANKS                                                                            29.8
OTHER ASSETS                                                                      0.7
BASIC RESOURCES                                                                   3.0
CHEMICALS                                                                         1.1
FOOD & BEVERAGES                                                                  5.4
HEALTH CARE                                                                      12.5
INDUSTRIAL GOODS & SERVICES                                                       2.1
INSURANCE                                                                         7.3
OIL & GAS                                                                        15.5
PERSONAL & HOUSEHOLD GOODS                                                        1.8
RETAIL                                                                            2.1
TECHNOLOGY                                                                        5.0
TELECOMMUNICATIONS                                                                9.1
UTILITIES                                                                         3.2

* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                       [streetTRACKS Logo/semi-annual report]
        STREETTRACKS DOW JONES EURO STOXX 50 FUND -- PERFORMANCE SUMMARY

The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer price on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF MARCH 31, 2006

    -------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN
                                        -------------------------------------------------
                                               NET ASSET                  MARKET
                                                 VALUE                    VALUE
    -------------------------------------------------------------------------------------
      SIX MONTHS ENDED 3/31/06                 13.13%                   13.44%
    -------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06                  20.06%                   20.94%
    -------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/06               125.21%                  125.70%
    -------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          102.25%                  98.04%
    -------------------------------------------------------------------------------------

    -----------------------------------  ------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN
                                         ------------------------------------------------

                                                  DOW JONES EURO STOXX 50 INDEX
    -------------------------------------------------------------------------------------
      SIX MONTHS ENDED 3/31/06                            13.30%
    -------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/06                             20.33%
    -------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/06                          125.36%
    -------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)                     102.40%
    -------------------------------------------------------------------------------------

    -------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURN
                                        -------------------------------------------------
                                               NET ASSET                  MARKET
                                                 VALUE                    VALUE
    -------------------------------------------------------------------------------------
      ONE YEAR ENDED 3/31/06                   20.06%                   20.94%
    -------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/06               31.08%                   31.17%
    -------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          22.71%                   21.97%
    -------------------------------------------------------------------------------------

    -----------------------------------  ------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURN
                                         ------------------------------------------------

                                                  DOW JONES EURO STOXX 50 INDEX
    -------------------------------------------------------------------------------------
      ONE YEAR ENDED 3/31/06                              20.33%
    -------------------------------------------------------------------------------------
       THREE YEARS ENDED 3/31/06                          31.07%
    -------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)                     22.74%
    -------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to March 31, 2006.

                       [streetTRACKS Logo/semi-annual report]
                  STREETTRACKS DOW JONES EURO STOXX 50 FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
STREETTRACKS DOW JONES EURO STOXX 50 FUND (BASED ON NET ASSET VALUE)

[Line Graph]

                                                                STREETTRACKS DOW JONES EURO          DOW JONES EURO STOXX 50
                                                                       STOXX 50 FUND              INDEX - US DOLLAR DENOMINATED
                                                                ---------------------------       -----------------------------
10/15/02                                                                   10000                              10000
12/31/02                                                                   10343                              10283
3/31/03                                                                     9148                               9156
6/30/03                                                                    11657                              11641
9/30/03                                                                    11746                              11732
12/31/03                                                                   14658                              14657
3/31/04                                                                    14443                              14452
6/30/04                                                                    14685                              14664
9/30/04                                                                    14590                              14562
12/31/04                                                                   17299                              17325
3/31/05                                                                    17161                              17147
6/30/05                                                                    16958                              16927
9/30/05                                                                    18211                              18212
12/31/05                                                                   18626                              18636
3/31/06                                                                    20603                              20633

                       [streetTRACKS Logo/semi-annual report]
         STREETTRACKS DOW JONES EURO STOXX 50 FUND -- PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF MARCH 31, 2006

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION
                                         SANOFI-        BANCO SANTANDER
                          TOTAL SA       AVENTIS        CENTRAL HISPANO SA     NOKIA OYJ     BNP PARIBAS SA
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $11,804,913    7,637,454      7,038,689              6,559,855     6,215,434
    ------------------------------------------------------------------------------------------------------------------
       % OF               6.41%          4.15           3.82                   3.56          3.37
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

      (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2006*

                                  [Pie Chart]

* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

STREETTRACKS DOW JONES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.3%
FINLAND -- 2.3%
TECHNOLOGY -- 2.3%
Nokia Oyj (a)........................     37,237   $   769,665
                                                   -----------
FRANCE -- 13.2%
BANKS -- 3.8%
BNP Paribas SA.......................      7,891       731,953
Societe Generale (a).................      3,693       554,613
                                                   -----------
                                                     1,286,566
                                                   -----------
INSURANCE -- 1.5%
AXA (a)..............................     14,525       509,042
                                                   -----------
OIL & GAS -- 4.1%
Total SA (a).........................      5,258     1,385,218
                                                   -----------
PERSONAL & HOUSEHOLD GOODS -- 0.7%
L'Oreal SA...........................      2,647       232,878
                                                   -----------
RETAIL -- 0.9%
Carrefour SA.........................      5,552       294,953
                                                   -----------
TELECOMMUNICATIONS -- 1.0%
France Telecom SA (a)................     15,259       342,723
                                                   -----------
UTILITIES -- 1.2%
Suez SA..............................     10,590       416,760
                                                   -----------
TOTAL FRANCE.........................                4,468,140
                                                   -----------
GERMANY -- 12.4%
AUTOMOBILES & PARTS -- 1.4%
DaimlerChrysler AG (a)...............      8,513       488,315
                                                   -----------
BANKS -- 1.6%
Deutsche Bank AG (a).................      4,653       530,705
                                                   -----------
CHEMICALS -- 1.1%
BASF AG (a)..........................      4,658       364,706
                                                   -----------
INDUSTRIAL GOODS & SERVICES -- 2.1%
Siemens AG...........................      7,529       701,928
                                                   -----------
INSURANCE -- 1.8%
Allianz AG (a).......................      3,677       613,083
                                                   -----------
TECHNOLOGY -- 1.2%
SAP AG (a)...........................      1,943       420,910
                                                   -----------
TELECOMMUNICATIONS -- 1.2%
Deutsche Telekom AG (a)..............     23,760       400,244
                                                   -----------
UTILITIES -- 2.0%
E.ON AG (a)..........................      6,258       687,715
                                                   -----------
TOTAL GERMANY........................                4,207,606
                                                   -----------
ITALY -- 3.9%
INSURANCE -- 1.1%
Assicurazioni Generali SpA...........     10,110       380,252
                                                   -----------
OIL & GAS -- 1.9%
Eni SpA..............................     22,581       641,623
                                                   -----------
TELECOMMUNICATIONS -- 0.9%
Telecom Italia SpA...................     98,449       286,825
                                                   -----------
TOTAL ITALY..........................                1,308,700
                                                   -----------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
NETHERLANDS -- 7.0%
BANKS -- 2.8%
ABN AMRO Holding NV..................     17,294   $   517,767
Fortis...............................     11,766       419,185
                                                   -----------
                                                       936,952
                                                   -----------
FOOD & BEVERAGES -- 1.0%
Unilever NV..........................      5,152       357,248
                                                   -----------
INSURANCE -- 2.1%
ING Groep NV.........................     17,970       708,932
                                                   -----------
PERSONAL & HOUSEHOLD GOODS -- 1.1%
Koninklijke (Royal) Philips
Electronics NV.......................     10,816       365,052
                                                   -----------
TOTAL NETHERLANDS....................                2,368,184
                                                   -----------
SPAIN -- 6.1%
BANKS -- 4.3%
Banco Bilbao Vizcaya Argentaria SA...     30,707       639,896
Banco Santander Central Hispano SA...     56,245       820,182
                                                   -----------
                                                     1,460,078
                                                   -----------
TELECOMMUNICATIONS -- 1.8%
Telefonica SA........................     39,345       616,593
                                                   -----------
TOTAL SPAIN..........................                2,076,671
                                                   -----------
SWEDEN -- 1.5%
TECHNOLOGY -- 1.5%
Telefonaktiebolaget LM Ericsson
  (Class B)..........................    133,603       507,416
                                                   -----------
SWITZERLAND -- 13.8%
BANKS -- 4.4%
Credit Suisse Group..................      9,194       514,628
UBS AG...............................      8,941       979,723
                                                   -----------
                                                     1,494,351
                                                   -----------
FOOD & BEVERAGES -- 3.2%
Nestle SA (a)........................      3,654     1,082,066
                                                   -----------
HEALTH CARE -- 6.2%
Novartis AG (a)......................     21,154     1,173,558
Roche Holding AG.....................      6,353       943,580
                                                   -----------
                                                     2,117,138
                                                   -----------
TOTAL SWITZERLAND....................                4,693,555
                                                   -----------
UNITED KINGDOM -- 39.1%
BANKS -- 12.9%
Barclays PLC.........................     58,779       686,668
HBOS PLC.............................     34,358       572,715
HSBC Holdings PLC....................    102,777     1,720,325
Lloyds TSB Group PLC.................     50,477       481,990
Royal Bank of Scotland Group PLC.....     28,783       935,106
                                                   -----------
                                                     4,396,804
                                                   -----------
BASIC RESOURCES -- 3.0%
Anglo American Capital PLC...........     13,528       520,454
Rio Tinto PLC........................      9,605       486,816
                                                   -----------
                                                     1,007,270
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
FOOD & BEVERAGES -- 1.2%
Diageo PLC...........................     26,100   $   410,389
                                                   -----------
HEALTH CARE -- 6.3%
AstraZeneca PLC......................     14,211       714,842
GlaxoSmithKline PLC..................     54,061     1,411,262
                                                   -----------
                                                     2,126,104
                                                   -----------
INSURANCE -- 0.8%
Aviva PLC............................     20,304       281,570
                                                   -----------
OIL & GAS -- 9.5%
BP PLC...............................    184,748     2,118,207
Royal Dutch Shell PLC (Class A)......     35,308     1,103,236
                                                   -----------
                                                     3,221,443
                                                   -----------
RETAIL -- 1.2%
Tesco PLC............................     70,742       404,928
                                                   -----------
TELECOMMUNICATIONS -- 4.2%
BT Group PLC.........................     77,830       299,700
Vodafone Group PLC...................    545,906     1,141,017
                                                   -----------
                                                     1,440,717
                                                   -----------
TOTAL UNITED KINGDOM.................               13,289,225
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $25,146,996).................               33,689,162
                                                   -----------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
SHORT TERM INVESTMENTS -- 26.6%
UNITED STATES -- 26.6%
MONEY MARKET FUND -- 26.6%
AIM Short Term Investment Class Prime
  Fund...............................     29,714   $    29,714
UBS Private Money Market Fund, LLC
  (b)................................  9,011,300     9,011,300
                                                   -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $9,041,014)..................                9,041,014
                                                   -----------
TOTAL INVESTMENTS -- 125.9% (Cost
  $34,188,010).......................               42,730,176
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (25.9)%..................               (8,781,181)
                                                   -----------
NET ASSETS -- 100.0%.................              $33,948,995
                                                   ===========

(a) Security, or portion thereof, was on loan at March 31, 2006
(b) Investments of cash collateral for securities loaned

See accompanying notes to financial statements.

STREETTRACKS DOW JONES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.9%
FINLAND -- 3.6%
TECHNOLOGY -- 3.6%
Nokia Oyj (a)......................     317,371   $  6,559,855
                                                  ------------
FRANCE -- 34.4%
AUTOMOBILES & PARTS -- 0.9%
Renault SA.........................      15,277      1,622,274
                                                  ------------
BANKS -- 7.0%
BNP Paribas SA (a).................      67,007      6,215,434
Credit Agricole SA.................      52,464      2,038,641
Societe Generale...................      31,467      4,725,701
                                                  ------------
                                                    12,979,776
                                                  ------------
CHEMICALS -- 0.9%
L'Air Liduide SA...................       8,385      1,743,273
                                                  ------------
CONSTRUCTION MATERIALS -- 1.8%
Compagnie de Saint-Gobain (a)......      26,567      1,853,450
Lafarge SA (a).....................      12,858      1,454,870
                                                  ------------
                                                     3,308,320
                                                  ------------
FOOD & BEVERAGES -- 1.3%
Groupe Danone (a)..................      19,027      2,327,880
                                                  ------------
HEALTH CARE -- 4.1%
Sanofi-Aventis (a).................      80,397      7,637,454
                                                  ------------
INSURANCE -- 2.4%
AXA (a)............................     123,789      4,338,302
                                                  ------------
MEDIA -- 1.7%
Vivendi Universal SA (a)...........      89,146      3,057,319
                                                  ------------
OIL & GAS -- 6.4%
Total SA...........................      44,809     11,804,913
                                                  ------------
PERSONAL & HOUSEHOLD GOODS -- 2.1%
L'Oreal SA (a).....................      22,775      2,003,697
LVMH Moet Hennessy Louis Vuitton SA
  (a)..............................      19,778      1,936,288
                                                  ------------
                                                     3,939,985
                                                  ------------
RETAIL -- 1.4%
Carrefour SA.......................      47,311      2,513,424
                                                  ------------
TECHNOLOGY -- 0.9%
Alcatel SA *.......................     110,219      1,703,282
                                                  ------------
TELECOMMUNICATIONS -- 1.6%
France Telecom SA (a)..............     130,431      2,929,530
                                                  ------------
UTILITIES -- 1.9%
Suez SA (a)........................      90,247      3,551,587
                                                  ------------
TOTAL FRANCE.......................                 63,457,319
                                                  ------------
GERMANY -- 23.7%
AUTOMOBILES & PARTS -- 2.3%
DaimlerChrysler AG (a).............      72,772      4,174,282
                                                  ------------
BANKS -- 2.5%
Deutsche Bank AG (a)...............      39,827      4,542,533
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
CHEMICALS -- 2.9%
BASF AG (a)........................      39,747   $  3,112,059
Bayer AG (a).......................      56,472      2,259,306
                                                  ------------
                                                     5,371,365
                                                  ------------
INDUSTRIAL GOODS & SERVICES -- 3.2%
Siemens AG.........................      64,353      5,999,626
                                                  ------------
INSURANCE -- 4.1%
Allianz AG (a).....................      31,329      5,223,623
Muenchener Rueckversicherungs-
  Gesellschaft AG (a)..............      16,010      2,266,816
                                                  ------------
                                                     7,490,439
                                                  ------------
TECHNOLOGY -- 1.9%
SAP AG (a).........................      16,556      3,586,508
                                                  ------------
TELECOMMUNICATIONS -- 1.9%
Deutsche Telekom AG (a)............     203,777      3,432,682
                                                  ------------
UTILITIES -- 4.9%
E.ON AG (a)........................      53,213      5,847,774
RWE AG (a).........................      36,392      3,162,936
                                                  ------------
                                                     9,010,710
                                                  ------------
TOTAL GERMANY......................                 43,608,145
                                                  ------------
IRELAND -- 0.8%
BANKS -- 0.8%
Allied Irish Banks PLC.............      65,484      1,561,135
                                                  ------------
ITALY -- 11.6%
BANKS -- 4.0%
SanPaolo IMI SpA...................      84,155      1,504,179
UniCredito Italiano SpA............     803,034      5,796,736
                                                  ------------
                                                     7,300,915
                                                  ------------
INSURANCE -- 1.8%
Assicurazioni Generali SpA.........      86,156      3,240,453
                                                  ------------
OIL & GAS -- 3.0%
Eni SpA............................     194,635      5,530,420
                                                  ------------
TELECOMMUNICATIONS -- 1.3%
Telecom Italia SpA.................     847,808      2,470,034
                                                  ------------
UTILITIES -- 1.5%
Enel SpA...........................     325,392      2,748,536
                                                  ------------
TOTAL ITALY........................                 21,290,358
                                                  ------------
NETHERLANDS -- 12.6%
BANKS -- 4.3%
ABN AMRO Holding NV................     147,389      4,412,695
Fortis.............................     100,243      3,571,338
                                                  ------------
                                                     7,984,033
                                                  ------------
FOOD & BEVERAGES -- 1.7%
Unilever NV........................      44,195      3,064,551
                                                  ------------
INSURANCE -- 4.4%
Aegon NV...........................     109,969      2,032,116
ING Groep NV.......................     152,596      6,020,047
                                                  ------------
                                                     8,052,163
                                                  ------------
PERSONAL & HOUSEHOLD GOODS -- 1.7%
Koninklijke (Royal) Philips
  Electronics NV (a)...............      92,171      3,110,871
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
RETAIL -- 0.5%
Koninklijke Ahold NV*..............     119,578   $    939,150
                                                  ------------
TOTAL NETHERLANDS..................                 23,150,768
                                                  ------------
SPAIN -- 13.2%
BANKS -- 6.8%
Banco Bilbao Vizcaya Argentaria SA
  (a)..............................     261,325      5,445,694
Banco Santander Central Hispano
  SA...............................     482,687      7,038,689
                                                  ------------
                                                    12,484,383
                                                  ------------
OIL & GAS -- 1.2%
Repsol YPF SA......................      76,276      2,163,638
                                                  ------------
TELECOMMUNICATIONS -- 2.9%
Telefonica SA......................     336,565      5,274,458
                                                  ------------
UTILITIES -- 2.3%
Endesa SA (a)......................      74,184      2,391,573
Iberdrola SA.......................      60,670      1,955,903
                                                  ------------
                                                     4,347,476
                                                  ------------
TOTAL SPAIN........................                 24,269,955
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $170,868,422)....................                183,897,535
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
SHORT TERM INVESTMENTS -- 34.3%
UNITED STATES -- 34.3%
MONEY MARKET FUND -- 34.3%
AIM Short Term Investment Class
  Prime Fund.......................      22,835   $     22,835
UBS Private Money Market Fund, LLC
  (b)..............................  63,182,675     63,182,675
                                                  ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $63,205,510)...............                 63,205,510
                                                  ------------
TOTAL INVESTMENTS -- 134.2% (Cost
  $234,073,932)....................                247,103,045
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (34.2)%................                (62,913,730)
                                                  ------------
NET ASSETS -- 100.0%...............               $184,189,315
                                                  ============

  * Non-income producing security
(a) Security, or portion thereof, was on loan at March 31, 2006
(b) Investments of cash collateral for securities loaned

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              STREETTRACKS   STREETTRACKS
                                                               DOW JONES       DOW JONES
                                                                STOXX 50     EURO STOXX 50
                                                                  FUND           FUND
                                                              ------------   -------------
ASSETS
  Investments in securities at value (cost $25,176,710 and
    $170,891,257, respectively)*............................  $33,718,876    $183,920,370
  Investments of cash collateral received for securities
    loaned, at value
    (cost $9,011,300 and $63,182,675, respectively).........    9,011,300      63,182,675
                                                              -----------    ------------
  Total Investments.........................................   42,730,176     247,103,045
  Foreign currency, at value (cost $41,815 and $118,537,
    respectively)...........................................       41,759         119,365
  Receivable for investments sold...........................       36,451              --
  Dividends receivable......................................      195,594         204,724
                                                              -----------    ------------
         TOTAL ASSETS.......................................   43,003,980     247,427,134
                                                              -----------    ------------
LIABILITIES
  Cash collateral for securities loaned.....................    9,011,300      63,182,675
  Payable for investments purchased.........................       33,066              --
  Accrued advisory fee......................................        8,299          43,514
  Accrued trustees fees.....................................        2,320          11,630
                                                              -----------    ------------
         TOTAL LIABILITIES..................................    9,054,985      63,237,819
                                                              -----------    ------------
         NET ASSETS.........................................  $33,948,995    $184,189,315
                                                              ===========    ============
NET ASSETS REPRESENTED BY:
  Paid in capital...........................................  $25,037,687    $171,723,208
  Undistributed (distributions in excess of) net investment
    income..................................................      103,677        (366,912)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................      265,958        (197,301)
  Net unrealized appreciation on investments and foreign
    currency................................................    8,541,673      13,030,320
                                                              -----------    ------------
         NET ASSETS.........................................  $33,948,995    $184,189,315
                                                              ===========    ============
NET ASSETS VALUE PER SHARE
  Net asset value per share.................................  $     42.43    $      46.63
                                                              ===========    ============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................      800,034       3,950,039
                                                              ===========    ============

* Includes $8,580,074 and $60,154,476, respectively, of investments in securities on loan, at value.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              STREETTRACKS   STREETTRACKS
                                                               DOW JONES       DOW JONES
                                                                STOXX 50     EURO STOXX 50
                                                                  FUND           FUND
                                                              ------------   -------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes, $21,109 and
    $133,369, respectively).................................   $  395,666     $   907,004
  Securities lending-net....................................        1,694          23,343
                                                               ----------     -----------
  TOTAL INVESTMENT INCOME...................................      397,360         930,347
                                                               ----------     -----------
EXPENSES:
  Advisory fee..............................................       46,436         233,235
  Trustees fees and expenses................................        4,409          24,085
  Miscellaneous expense.....................................        3,894          16,281
                                                               ----------     -----------
  TOTAL EXPENSES............................................       54,739         273,601
                                                               ----------     -----------
  NET INVESTMENT INCOME.....................................      342,621         656,746
                                                               ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments and foreign currency
    transactions............................................      311,465       7,082,603
  Net change in unrealized appreciation on investments and
    foreign currency........................................    2,141,628       8,147,213
                                                               ----------     -----------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
       FOREIGN CURRENCY.....................................    2,453,093      15,229,816
                                                               ----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $2,795,714     $15,886,562
                                                               ==========     ===========

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF CHANGE IN NET ASSETS
--------------------------------------------------------------------------------

                                                          STREETTRACKS DOW JONES             STREETTRACKS DOW JONES
                                                              STOXX 50 FUND                    EURO STOXX 50 FUND
                                                     --------------------------------   --------------------------------
                                                         FOR THE           FOR THE          FOR THE           FOR THE
                                                     SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                      MARCH 31, 2006    SEPTEMBER 30,    MARCH 31, 2006    SEPTEMBER 30,
                                                       (UNAUDITED)          2005          (UNAUDITED)          2005
                                                     ----------------   -------------   ----------------   -------------
FROM OPERATIONS:
  Net investment income.............................   $   342,621       $   804,041      $    656,746     $  3,819,424
  Net realized gain on investments and foreign
    currency transactions...........................       311,465           174,316         7,082,603       34,046,899
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency........................................     2,141,628         4,562,075         8,147,213      (10,072,382)
                                                       -----------       -----------      ------------     ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS......................................     2,795,714         5,540,432        15,886,562       27,793,941
                                                       -----------       -----------      ------------     ------------
  Undistributed net investment income included in
    price of shares issued and redeemed, net........            --               138           (20,453)          67,904
                                                       -----------       -----------      ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................      (177,334)         (796,093)         (323,014)      (3,960,144)
  Net realized gains................................      (117,419)               --                --               --
                                                       -----------       -----------      ------------     ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............      (294,753)         (796,093)         (323,014)      (3,960,144)
                                                       -----------       -----------      ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..............            --         1,805,862       142,244,686      181,521,597
  Net proceeds from dividend reinvestment shares
    issued..........................................           612               702               305            1,227
  Cost of shares redeemed...........................            --                --      (153,286,386)    (119,061,998)
                                                       -----------       -----------      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS..................           612         1,806,564       (11,041,395)      62,460,826
                                                       -----------       -----------      ------------     ------------
  Net increase in net assets during period..........     2,501,573         6,551,041         4,501,700       86,362,527
  Net assets at beginning of period.................    31,447,422        24,896,381       179,687,615       93,325,088
                                                       -----------       -----------      ------------     ------------
NET ASSETS AT END OF PERIOD (1).....................   $33,948,995       $31,447,422      $184,189,315     $179,687,615
                                                       ===========       ===========      ============     ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold.......................................            --            50,000         3,350,000        4,550,000
  Shares issued to shareholders from reinvestment of
    distributions...................................            15                19                 7               32
  Shares redeemed...................................            --                --        (3,750,000)      (2,950,000)
                                                       -----------       -----------      ------------     ------------
NET INCREASE (DECREASE).............................            15            50,019          (399,993)       1,600,032
                                                       ===========       ===========      ============     ============
(1) Including undistributed (distributions in excess
  of) net investment income:........................   $   103,677       $   (61,610)     $   (366,912)    $   (700,644)
                                                       ===========       ===========      ============     ============

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:
--------------------------------------------------------------------------------

                                                                             STREETTRACKS DOW JONES
                                                                                  STOXX 50 FUND
                                                         ---------------------------------------------------------------
                                                          FOR THE SIX     FOR THE YEAR    FOR THE YEAR    FOR THE PERIOD
                                                          MONTHS ENDED        ENDED           ENDED           ENDED
                                                         MARCH 31, 2006   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                          (UNAUDITED)         2005            2004+           2003*
                                                         --------------   -------------   -------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD....................    $ 39.31          $ 33.20         $ 27.89          $25.34(4)
                                                            -------          -------         -------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................       0.42             1.01            0.99            1.20
Net realized and unrealized gain........................       3.07             6.10            5.16            2.50
                                                            -------          -------         -------          ------
Total from investment operations........................       3.49             7.11            6.15            3.70
                                                            -------          -------         -------          ------
Undistributed net investment income included in price of
  units issued and redeemed, net........................         --             0.00(5)         0.01           (0.49)
                                                            -------          -------         -------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................      (0.22)           (1.00)          (0.85)          (0.66)
Net realized gains......................................      (0.15)              --              --              --
                                                            -------          -------         -------          ------
Total distributions to shareholders.....................      (0.37)           (1.00)          (0.85)          (0.66)
                                                            -------          -------         -------          ------
NET ASSET VALUE, END OF PERIOD..........................    $ 42.43          $ 39.31         $ 33.20          $27.89
                                                            =======          =======         =======          ======
TOTAL RETURN (1)........................................       8.90%           21.60%          22.13%          12.79%
Net assets, end of period (in 000's)....................    $33,949          $31,447         $24,896          $8,421
Ratio of expenses to average net assets.................       0.33%(2)         0.32%           0.33%           0.35%(2)
Ratio of net investment income to average net assets....       2.14%(2)         2.75%           2.98%           2.96%(2)
Portfolio turnover rate (3).............................          6%               9%              7%              6%

---------------

 * For the period October 15, 2002 (commencement of operations) through September 30, 2003.

(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2) Annualized

(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4) The beginning net asset value above has been adjusted to reflect a reverse stock split which was effective October 15, 2002, in order to adjust the net asset value per share of the Fund to be approximately 1/100th of the value of its index. The ratio of the reverse stock split for the streetTRACKS Dow Jones STOXX 50 Fund was 1:2.536.

(5) Amount is less than $0.005 per share

 + Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund's Adviser.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:
--------------------------------------------------------------------------------

                                                                             STREETTRACKS DOW JONES
                                                                               EURO STOXX 50 FUND
                                                         ---------------------------------------------------------------
                                                          FOR THE SIX     FOR THE YEAR    FOR THE YEAR    FOR THE PERIOD
                                                          MONTHS ENDED        ENDED           ENDED           ENDED
                                                         MARCH 31, 2006   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                          (UNAUDITED)         2005            2004+           2003*
                                                         --------------   -------------   -------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD....................    $  41.31        $  33.94         $ 27.97         $ 24.35(4)
                                                            --------        --------         -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................        0.18            0.94            0.64            0.97
Net realized and unrealized gain........................        5.25            7.39            6.14            3.59
                                                            --------        --------         -------         -------
Total from investment operations........................        5.43            8.33            6.78            4.56
                                                            --------        --------         -------         -------
Undistributed net investment income included in price of
  units issued and redeemed, net........................       (0.01)           0.02            0.01           (0.30)
                                                            --------        --------         -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................       (0.10)          (0.98)          (0.82)          (0.64)
                                                            --------        --------         -------         -------
NET ASSET VALUE, END OF PERIOD..........................    $  46.63        $  41.31         $ 33.94         $ 27.97
                                                            ========        ========         =======         =======
TOTAL RETURN (1)........................................       13.13%          24.82%          24.21%          17.46%
Net assets, end of period (in 000's)....................    $184,189        $179,688         $93,325         $85,366
Ratio of expenses to average net assets.................        0.33%(2)        0.32%           0.33%           0.35%(2)
Ratio of net investment income to average net assets....        0.82%(2)        2.79%           1.92%           2.78%(2)
Portfolio turnover rate (3).............................           3%             15%             11%              6%

---------------

 * For the period October 15, 2002 (commencement of operations) through September 30, 2003.

(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2) Annualized

(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4) The beginning net asset value above has been adjusted to reflect a reverse stock split which was effective October 15, 2002, in order to adjust the net asset value per share of the Fund to be approximately 1/100th of the value of its index. The ratio of the reverse stock split for the streetTRACKS Dow Jones EURO STOXX 50 Fund was 1:2.444.

 + Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund's Adviser.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Index Shares Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002. The Trust currently consists of two separate exchange-traded "index funds", (each referred to as a "Fund" and, collectively, as "the Funds") streetTRACKS Dow Jones STOXX 50 Fund and streetTRACKS Dow Jones EURO STOXX 50 Fund, each of which represents a separate series of beneficial interest in the Trust. Each Fund operates as a non-diversified investment company. The investment objective of each fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the securities' last sale price on the market where it is primarily traded when available. If a security's market price is not readily available, the security is valued at its fair value, as determined under procedures established by the Board of Trustees. The procedures require the Trust's Pricing and Investment Committee to determine a security's fair value if a market price is not readily available. In these cases, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares. Consistent with the manner which the Funds' underlying Indexes are valued, portfolio securities are not generally fair valued solely on the basis of movements in the U.S. markets subsequent to the close of trading on the relevant foreign market.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Certain fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes it's taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At March 31 2006, the Funds had no capital loss carryforwards.

For the six months ended March 31, 2006, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                 NET GAIN
                                                              RECLASS AMOUNT
----------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                            $       --
streetTRACKS Dow Jones EURO STOXX 50 Fund                        7,045,300

The Funds use the accounting practice of equalization, as disclosed further below. This accounting method was used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

The Funds incurred the following losses during the period November 1, 2004 through September 30, 2005 that are deferred for tax purposes until fiscal 2006:

                                                              DEFERRED LOSSES
-----------------------------------------------------------------------------
streetTRACKS DJ STOXX 50 Fund                                   $       --
streetTRACKS DJ EURO STOXX 50 Fund                                      --

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any to its shareholders quarterly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring shares of the Funds, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of shares of the Funds.

3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY PARTY TRANSACTIONS

ADVISORY FEE

Effective July 1, 2004, the Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                             0.29%
streetTRACKS Dow Jones EURO STOXX 50 Fund                        0.29%

The Adviser pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC ("the Distributor") acts as the principal underwriter of each Fund pursuant to a principal underwriting agreement with the Trust for the shares which requires the Distributor to use its best efforts, consistent with its other businesses, to sell Shares of the Funds. Shares of the Funds are offered continuously. The Distributor may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Shares. Management has not implemented a 12b-1 fee on either of the Funds.

TRUSTEES' FEES

The Trust pays fees and expenses of the Independent Trustees, including Trustee's legal counsel fees. The Trust pays each Independent Trustee an annual fee of $15,000, and a meeting fee of $300 per fund per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee.

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is (cash component) used to equate the transaction to the net asset value per Share of a Fund on the transaction date. A fixed Creation Transaction Fee of $1,500 is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may apply to the extent that cash is used in lieu of securities to purchase Creation Units. Transaction fees are received by the custodian and used to offset the expense of processing orders.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                   $ 34,188,010    $ 8,700,676     $   158,510      $ 8,542,166
streetTRACKS Dow Jones EURO STOXX 50 Fund               234,073,932     15,803,739       2,774,626       13,029,113

6.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2006, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
-------------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                          $         --     $         --
streetTRACKS Dow Jones EURO STOXX 50 Fund                      142,237,059      153,286,386

For the six months ended March 31, 2006, the Trust had purchases and sales of investment securities as follows:

                                                              PURCHASES       SALES
--------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                          $1,943,230    $1,960,496
streetTRACKS Dow Jones EURO STOXX 50 Fund                      5,344,541     4,779,013

For the six months ended March 31, 2006, the Trust did not pay any commissions to an affiliate of the Adviser for Investment Transactions.

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund, October 15, 2002, the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

                                                               RATIO
---------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                          1:2.536
streetTRACKS Dow Jones EURO STOXX 50 Fund                     1:2.444

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 105% of market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF MARCH 31, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing bid/ask midpoint price for each of the Funds was at a discount or premium to the daily net asset value
(NAV). The following charts are for comparative purposes only and represent the periods noted.
   streetTRACKS DOW JONES STOXX 50 FUND

    -----------------------------------------------------------------------------
                                          Bid/Offer Midpoint Price
                                                  Above NAV
    -----------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       3/31/06                      4                 1                 0
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     9                 2                 0
       9/30/05                     11                 2                 0
       6/30/05                     14                 9                 1
       3/31/05                      4                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                    30                 7                 0
       9/30/04                     19                 7                 0
       6/30/04                     19                 3                 0
       3/31/04                     13                 3                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                    14                 1                 0
       9/30/03                      8                 2                 0
       6/30/03                     13                 2                 0
       3/31/03                     10                10                 1
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                    9                 7                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                           Bid/Offer Midpoint Price
                                                   Below NAV
    -----------------------  -----------------------------------------------------
                                  50 - 99          100 - 199           >200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2006
       QUARTER ENDING:
       3/31/06                       1                 0                 0
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      3                 2                 2
       9/30/05                       0                 2                 3
       6/30/05                       4                 2                 0
       3/31/05                       5                 3                 6
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 0                 1
       9/30/04                       1                 1                 0
       6/30/04                       1                 2                 0
       3/31/04                       6                 2                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      2                 0                 0
       9/30/03                       6                 0                 0
       6/30/03                       8                 3                 0
       3/31/03                       6                 2                 0
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                     7                 3                 0
    -----------------------------------------------------------------------------

   * Commencement of trading October 21, 2002

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   streetTRACKS DOW JONES EURO STOXX 50 FUND

    -----------------------------------------------------------------------------
                                          Bid/Offer Midpoint Price
                                                  Above NAV
    -----------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2006
       QUARTER ENDING:
       3/31/06                      4                 1                 0
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     6                 3                 0
       9/30/05                      7                 2                 0
       6/30/05                      6                 1                 0
       3/31/05                     13                 4                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                    12                 1                 0
       9/30/04                      8                 4                 0
       6/30/04                     10                 3                 0
       3/31/04                      9                 1                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                    11                 1                 0
       9/30/03                      8                 1                 0
       6/30/03                      6                 3                 0
       3/31/03                     12                 6                 1
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                    5                 7                 1
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                           Bid/Offer Midpoint Price
                                                   Below NAV
    -----------------------  -----------------------------------------------------
                                  50 - 99          100 - 199           >200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2006
       QUARTER ENDING:
       3/31/06                       3                 0                 0
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                      8                 4                 5
       9/30/05                       6                 1                 4
       6/30/05                      10                 4                 0
       3/31/05                       4                 8                 1
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      4                 0                 1
       9/30/04                       7                 1                 1
       6/30/04                       5                 2                 1
       3/31/04                       3                 8                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      4                 0                 0
       9/30/03                       6                 3                 0
       6/30/03                      11                 4                 0
       3/31/03                      11                 4                 0
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                     9                 5                 0
    -----------------------------------------------------------------------------

   * Commencement of trading October 21, 2002

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees on brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2005 and held for the six months ended March 31, 2006.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumedrate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees of $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell streetTRACKS Index Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID
                                                                VALUE             VALUE          DURING PERIOD*
                                                              10/01/05           3/31/06       10/01/05 TO 3/31/06
                                                          -----------------   --------------   -------------------
ACTUAL
  streetTRACKS Dow Jones STOXX 50 Fund..................       $1,000           $1,089.00             $1.72
  streetTRACKS Dow Jones Euro STOXX 50 Fund.............       $1,000           $1,131.30             $1.75
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  streetTRACKS Dow Jones STOXX 50 Fund..................       $1,000           $1,023.29             $1.66
  streetTRACKS Dow Jones Euro STOXX 50 Fund.............       $1,000           $1,023.29             $1.66

* Expenses are equal to the Fund's annualized expense ratio of 0.33% and 0.33%, respectively, multiplied by the average account value of the period, multiplied by 182/365.

PROXY VOTING POLICIES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Funds directly at 1-866-S-TRACKS (1-866-787-2257) (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, or on the Funds' website at www.streetTRACKS.com. Information regarding how the Funds voted ("SEC") proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request by calling 1-866-787-2257 (toll-free), on the SEC's website, at www.sec.gov, and on the Funds' website at www.streetTRACKS.com

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on the Form N-Q. The Funds' Forms N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the form N-Q will be available upon request, without charge, by calling 1-866-787-2257 (toll-free), and on the Funds' website www.streetTRACKS.com.

streetTRACKS INDEX SHARES FUNDS

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
Scott M. Zoltowski, Assistant Secretary
John W. Clark, Assistant Treasurer
Matthew Flaherty, Assistant Treasurer
Peter Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting WWW.STREETTRACKS.COM Please read the prospectus carefully before you invest.

The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in value.

International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., ("Dow Jones") Dow Jones does not make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

For more information on streetTRACKS, or to obtain a prospectus, call:

1-866-S-TRACKS

or visit

WWW.STREETTRACKS.COM

Please read the prospectus carefully before you invest or send money.


(STATE STREET GLOBAL ADVISORS LOGO)

(STATE STREET LOGO)

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments in included as a part of the report to shareholders filed under Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant's President and Chief Executive Officer, and Gary L. French, the Registrant's Treasurer and Chief Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; This Form N-CSR is a Semi-Annual
Report.

      (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

      (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STREETTRACKS INDEX SHARES FUNDS

By:     /s/ James E. Ross
       -------------------------------------
       James E. Ross
       President and Chief Executive Officer

Date:  May 18, 2006
       -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ James E. Ross
       -------------------------------------
       James E. Ross
       President and Chief Executive Officer

Date:  May 18, 2006
       -------------------------------------


By:     /s/ Gary L. French
       -------------------------------------
       Gary L. French
       Treasurer and Chief Financial Officer

Date:  May 18, 2006
       -------------------------------------